FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND


Dear Shareholder:

     During the third fiscal quarter of 2005, the Flaherty & Crumrine/Claymore Total Return Fund continued to deliver steady performance. For the three month period ended August 31, 2005, the Fund produced a total return on net asset value ("NAV") of 1.1% 1. During the first three quarters of fiscal 2005, the Fund's return on NAV has been 5.9%.

     The Fund's interest rate hedging strategy normally works best when long-term interest rates are rising OR falling. In periods of relatively stable long-term interest rates, such as we've experienced for several quarters now, the costs of implementing the strategy can drag down investment performance--much like paying on-going premiums on an insurance policy but never making a claim. Given the Fund's policy of maintaining a continuing interest-rate hedge on the portfolio, the Fund's NAV returns are respectable. And don't forget, the Fund still owns the "insurance policy"!

     The country is still coming to grips with the impact of Hurricanes Katrina and Rita; our thoughts are very much with the victims of these terrible events. We are closely watching the effect on the Fund's investment portfolio, and, so far, we have seen no material impact. Insurance companies have become much more adept at managing the financial risk they face from hurricanes and other catastrophic events. While claims from the hurricanes certainly will adversely impact insurance industry earnings, we believe there is no threat to industry solvency. Utilities in the region should be able to recover most of the expense they will incur in returning to operation from their customers. (The New Orleans subsidiary of Entergy Corp. has filed for bankruptcy protection; however, the Fund does not own any securities issued by this company.) Changes in the banking industry have encouraged companies to expand across state lines, resulting in larger, healthier banks that are unlikely to be hurt by the hurricanes. Diversification across companies, industries and geography is an important element of the Fund's investment strategy, and helps to limit the impact of economic shocks, such as those delivered by Hurricanes Katrina and Rita.

     Recently, we have seen a pick-up in the supply of new preferred securities. Some were issued simply to take advantage of the low level of long-term interest rates and lock-in attractive financing costs. Other issues, however, have introduced new twists to the structure that are intended to help the issuer achieve specific financial objectives. Time will tell how broadly these new features get incorporated into the market, but for now, many of the recent new issues have fit nicely into the Fund's investment portfolio.

     2005 has proven to be a year of transition in the individuals representing the Fund's shareholders. To comply with pending SEC rule amendments requiring independent directors constitute 75% of the Board, Nicholas Dalmaso did not stand for re-election as a Director and the Board eliminated his seat at its April meeting. However, Nick will continue to be very involved with the Fund - both as a Vice President of the Fund and as a Senior Managing Director and General Counsel of Claymore Securities, Inc., the Fund's Shareholder Servicing Agent. In addition, at its July meeting the Board accepted the resignation of Martin Brody, who has served as a Director since the inception of the Fund and is retiring. Martin brought a wealth of wisdom and experience to the Board, and will be missed. Karen Hogan has been selected by the Board to replace Martin. Karen brings an extensive financial and investment banking background to the Board; her knowledge will certainly benefit Shareholders.



--------------------------
     (1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

     There is not much new to report regarding the outlook for the Fund's dividend rate. Several similar funds have recently reduced their dividends, but we don't think any change is warranted at present for Flaherty & Crumrine/Claymore Total Return Fund. We encourage you to take advantage of the Fund's website, WWW.FCCLAYMORE.COM. It contains a wide range of useful and up-to-date information about the Fund, including the factors which impact the Fund's dividend policy. In addition, the website includes summaries of the Fund's investment objective, its hedging strategy, its use of leverage and the risks applicable to the Fund.

Sincerely,

/S/ Donald F. Crumrine                 /S/ Robert M. Ettinger
Donald F. Crumrine                     Robert M. Ettinger
Chairman of the Board                  President

October 17, 2005

                             DIVIDEND REINVESTMENT:
                     BUILDING WEALTH ONE DIVIDEND AT A TIME


The   Flaherty  &   Crumrine/Claymore   Total  Return  Fund  offers  a  Dividend
Reinvestment and Cash Purchase Plan, unglamorously nicknamed the "DRIP", for those investors who desire a steady, reliable approach to building wealth.


Why invest in the DRIP?


     o Disciplined monthly investing in both good and bad markets,

     o When shares trade below the NAV, the Fund purchases shares in the market,

     o When shares trade above the NAV, shares are issued at the higher of NAV or 95% of the market price. Participating shareholders get the benefit!

To obtain information on the DRIP, contact your brokerage firm and ask if they are set up to participate. Information can also be found on the Fund's website at WWW.FCCLAYMORE.COM. Select the appropriate Fund, select the tab "News & Literature", and then select the link "DRIP Brochure". For investors who hold their shares in registered form, contact the DRIP's agent, PFPC Inc., at 1-800-331-1710.


Past performance is no guarantee of future results. Participation in the DRIP does not relieve the investor of any income tax associated with the distribution. For additional performance information please refer to the attached quarterly report.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OVERVIEW
AUGUST 31, 2005 (UNAUDITED)
-----------------------------------------------------------

FUND STATISTICS ON 08/31/05
--------------------------------------------
Net Asset Value               $      23.53

Market Price                  $      22.10

Discount                              6.08%

Yield on Market Price                 8.04%

Common Shares
Outstanding                      9,776,333



MOODY'S RATINGS             % OF PORTFOLIO
-------------------------------------------
Aaa                                  0.3%

Aa                                   2.1%

A                                   33.1%

BBB                                 46.7%

Ba                                  12.9%

Not Rated                            4.0%
-------------------------------------------
Below Investment Grade*             12.4%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P.


INDUSTRY CATEGORIES         % OF PORTFOLIO
--------------------------------------------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Banks                35%
Utilities            26%
Insurance            17%
REITs                 8%
Financial Services    6%
Other                 5%
Oil and Gas           3%


TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
------------------------------------------------------
Wachovia Corp                                 5.3%

J.P. Morgan Chase                             4.8%

Duke Energy                                   4.0%

North Fork Bancorporation                     3.2%

Lehman Brothers                               3.2%

PS Business Parks                             2.8%

Nexen, Inc.                                   2.6%

Interstate Power                              2.3%

HBOS                                          2.3%

TXU Corp                                      2.3%



                                                                                                     % OF PORTFOLIO**
------------------------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                              23%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                          18%
------------------------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE,
   PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL
   SITUATION.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                     AUGUST 31, 2005 (UNAUDITED)
                     -----------------------------------------------------------


SHARES/$ PAR                                                                                            VALUE
------------                                                                                           -------
PREFERRED SECURITIES -- 75.6%
               BANKING -- 34.8%
-------------------------------------------------------------------------------------------------------------------------
        1,000  ABN AMRO North America, Inc., 6.59% Pfd., 144A**** ............................... $      1,032,555*
$   4,750,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ...............        5,851,477
       25,000  BAC Capital Trust III, 7.00% Pfd. ................................................          651,625
       10,900  BAC Capital Trust V, 7.00% Pfd. ..................................................          282,255
       50,900  Bank One Capital Trust VI, 7.20% Pfd. ............................................        1,317,801
$   3,000,000  Barclays Bank PLC, Adj. Rate Pfd. ................................................        3,106,905**(1)
$   1,000,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ..................        1,079,285(1)
$  10,000,000  Chase Capital I, 7.67% 12/01/26 Capital Security .................................       10,737,100
       40,000  Cobank, ACB, 7.00% Pfd., 144A**** ................................................        2,126,800*
       20,000  Colonial Capital Trust IV, 7.875% Pfd. ...........................................          542,100
       11,000  Comerica (Imperial) Capital Trust I, 7.60% Pfd. ..................................          285,505
$   2,000,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ...........        2,153,190
$     400,000  First Empire Capital Trust I, 8.234% 02/01/27 Capital Security ...................          434,296
$   1,900,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B .............        2,084,119(1)
$   2,000,000  First Midwest Capital Trust I, 6.95% Pfd. 12/01/33, Capital Security .............        2,275,640
      160,000  First Republic Bank, 6.25% Pfd. ..................................................        4,144,800*
$   1,500,000  First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B ......        1,529,617
$   2,000,000  First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ............        2,159,330
$   1,000,000  Fleet Capital Trust II, 7.92% 12/11/26 Capital Security ..........................        1,079,105
       18,000  Fleet Capital Trust VII, 7.20% Pfd. ..............................................          468,720
            2  FT Real Estate Securities Company, 9.50% Pfd., 144A**** ..........................        3,030,225
$   7,100,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ......................        7,915,506
$   8,000,000  HBOS Capital Funding LP, 6.85% Pfd. ..............................................        8,278,040(1)
$     855,000  HSBC Capital Trust II, 8.38% 05/15/27 Capital Security, 144A**** .................          937,597(1)
$   3,000,000  Haven Capital Trust I, 10.46% 02/01/27 Capital Security ..........................        3,366,630
        4,200  Household Capital Trust VI, 8.25% Pfd. ...........................................          107,457
$   2,944,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security .....................        3,163,976
$   6,000,000  Keycorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A ......        6,437,340
           10  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ...........................        1,102,617
$   1,000,000  NB Capital Trust IV, 8.25% Capital Security ......................................        1,093,500
$   2,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ......................        2,729,413
$     810,000  North Fork Capital Trust II, 8.00% 12/15/27 Capital Security .....................          895,998
      141,059  PFGI Capital Corporation, 7.75% Pfd. .............................................        3,854,437
$   4,000,000  RBS Capital Trust B, 6.80% Pfd. ..................................................        4,115,720**(1)
        2,100  Regions Financial Trust I, 8.00% Pfd. ............................................           54,075
$   1,600,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security .....................        1,711,576(1)
$     716,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ....................          766,048(1)

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------


SHARES/$ PAR                                                                                            VALUE
------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
               Roslyn Real Estate:
           25    8.95% Pfd., Pvt., Series C, 144A**** ........................................... $      2,825,636
           10    Adj. Rate Pfd., Series D, 144A**** .............................................        1,017,500
       20,000  Royal Bank of Scotland Group PLC, 6.35% Pfd., Series N ...........................          525,700**(1)
$   5,050,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ....................        5,457,687
       19,000  USB Capital V, 7.25% Pfd. ........................................................          495,805
$   5,000,000  Wachovia Capital Trust I, 7.64% 01/15/27 Capital Security, 144A**** ..............        5,388,050
$   1,170,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** .............        1,280,109
      350,000  Wachovia Preferred Funding, 7.25% Pfd., Series A .................................       10,095,750
$   4,000,000  Webster Capital Trust I, 9.36% 01/29/27 Capital Security, 144A**** ...............        4,375,020
        7,900  Wells Fargo Capital Trust IV, 7.00% Pfd. .........................................          202,043
------------------------------------------------------------------------------------------------------------------
                                                                                                       124,565,680
                                                                                                   ---------------
               FINANCIAL SERVICES -- 4.5%
-------------------------------------------------------------------------------------------------------------------------
      156,500  CIT Group Inc., 6.35% Pfd., Series A .............................................        4,063,522*
      248,100  Lehman Brothers Holdings, Inc., 6.50% Pfd., Series F .............................        6,548,600*
        9,700  Merrill Lynch Capital Trust III, 7.00% Pfd. ......................................          255,692
      168,650  Merrill Lynch Capital Trust V, 7.28% Pfd. ........................................        4,512,231(2)
       17,200  Morgan Stanley Capital Trust II, 7.25% Pfd. ......................................          442,556
       15,000  Morgan Stanley Capital Trust IV, 6.25% Pfd. ......................................          381,750
------------------------------------------------------------------------------------------------------------------
                                                                                                        16,204,351
                                                                                                   ---------------
               INSURANCE -- 12.3%
-------------------------------------------------------------------------------------------------------------------------
       15,000  AAG Holding Company, Inc., 7.25% Pfd. ............................................          382,275
      177,380  ACE Ltd., 7.80% Pfd., Series C ...................................................        4,731,611**(1)
$   6,420,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ............................        7,600,060
       30,000  Berkley W.R. Capital Trust II, 6.75% 07/26/45 ....................................          754,050
      191,700  Everest Re Capital Trust II, 6.20% Pfd., Series B ................................        4,666,937(1)
               ING Groep NV:
       36,000    7.05% Pfd. .....................................................................          944,460**(1)
       67,500    7.20% Pfd. .....................................................................        1,775,588**(1)
       20,000  MetLife Inc., 6.50% Pfd., Series B ...............................................          521,300*
       26,500  PartnerRe Ltd., 6.50% Pfd., Series D .............................................          666,210**(1)
      200,000  Principal Financial Group, 6.518% Pfd. ...........................................        5,430,000*
       30,000  Renaissancere Holdings Ltd., 6.08% Pfd., Series C ................................          713,550**(1)
       64,000  Scottish Re Group Ltd., 7.25% Pfd. ...............................................        1,617,920**(1)
       40,000  St. Paul Capital Trust I, 7.60% Pfd. .............................................        1,039,400
$   1,906,000  Sun Life Canada Capital Trust, 8.526% Capital Security, 144A**** .................        2,093,512(1)
$   4,815,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** ........................        6,216,574

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                     -----------------------------------------------------------


SHARES/$ PAR                                                                                            VALUE
------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
       30,000  XL Capital Ltd., 7.625% Pfd., Series B ........................................... $        793,500**(1)
        3,860  Zurich RegCaPS Funding Trust, 6.58% Pfd., 144A**** ...............................        4,091,986*
------------------------------------------------------------------------------------------------------------------
                                                                                                        44,038,933
                                                                                                  ----------------
               UTILITIES -- 14.3%
------------------------------------------------------------------------------------------------------------------------
      122,700  Alabama Power Company, 5.30% Pfd. ................................................        3,133,144*
       45,700  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ........................        4,757,827*
$   2,750,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ....................        3,003,825
$   2,500,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security .............        2,735,750
               Duke Energy Corporation:
       50,214    7.04% Pfd., Series Y ...........................................................        5,147,688*
       22,934    7.85% Pfd., Series S ...........................................................        2,359,106*
       20,000  Duquesne Light Company, 6.50% Pfd. ...............................................        1,065,600*
       20,000  Energy East Capital Trust I, 8.25% Pfd. ..........................................          519,000
        1,008  Entergy Arkansas, Inc., 7.40% Pfd. ...............................................          104,877*
       70,000  FPC Capital I, 7.10% Pfd., Series A ..............................................        1,762,600
$   4,500,000  Houston Light & Power Capital Trust II, 8.257%, 02/01/37 Capital Security ........        4,856,153
       30,445  Indianapolis Power & Light Company, 5.65% Pfd. ...................................        2,946,163*
               Interstate Power & Light Company:
       90,000    7.10% Pfd., Series C ...........................................................        2,511,900*
       38,600    8.375% Pfd., Series B ..........................................................        1,306,803*
$   5,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ....................        5,117,650
       16,200  PSEG Funding Trust II, 8.75% Pfd. ................................................          443,637
               Puget Sound Energy Capital Trust:
$   1,800,000    8.231% 06/01/27 Capital Security, Series B .....................................        1,961,838
       14,100    8.40% Pfd. 06/30/41 ............................................................          366,600
      151,100  Southern Union Company, 7.55% Pfd. ...............................................        4,194,536*
       10,000  Southwest Gas Capital II, 7.70% Pfd. .............................................          265,000
        5,000  Union Electric Company, $7.64 Pfd. ...............................................          518,475*
       85,137  Wisconsin Power & Light Company, 6.50% Pfd. ......................................        2,125,871*
------------------------------------------------------------------------------------------------------------------
                                                                                                        51,204,043
                                                                                                  ----------------
               OIL AND GAS -- 0.8%
------------------------------------------------------------------------------------------------------------------------
        2,750  EOG Resources, Inc., 7.195% Pfd., Series B .......................................        2,958,670*
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,958,670
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------


SHARES/$ PAR                                                                                            VALUE
------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- 8.0%
------------------------------------------------------------------------------------------------------------------------
               BRE Properties, Inc.:
       20,000    6.75% Pfd., REIT, Series C ...................................................   $        504,300
       40,000    6.75% Pfd., REIT, Series D ...................................................          1,010,200
       38,750  Carramerica Realty Corporation, 7.50% Pfd., REIT, Series E .....................            998,006
               Duke Realty Corporation:
       50,000    6.50% Pfd., REIT, Series K ...................................................          1,253,750
       10,000    6.60% Pfd., REIT, Series L ...................................................            252,600
       19,549    6.625% Pfd., REIT, Series J ..................................................            494,492
       85,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K ......................          5,522,450
               PS Business Parks, Inc.:
       57,000    6.875% Pfd., REIT, Series I ..................................................          1,399,635
       81,900    7.00% Pfd., REIT, Series H ...................................................          2,050,366
      174,500    7.20% Pfd., REIT, Series M ...................................................          4,394,782
       44,500    7.60% Pfd., REIT, Series L ...................................................          1,167,458
       45,000    7.95% Pfd., REIT, Series K ...................................................          1,187,325
               Public Storage, Inc.:
       25,100    6.18% Pfd. REIT, Series D ....................................................            609,554
       44,200    7.50% Pfd., REIT, Series V ...................................................          1,156,493
        1,400    7.625% Pfd., REIT, Series T ..................................................             36,610
       48,600    8.00% Pfd., REIT, Series R ...................................................          1,271,376
      125,000  Regency Centers Corporation, 7.25% Pfd., REIT ..................................          3,216,875
       86,000  Weingarten Realty Investment, 6.95% Pfd., REIT .................................          2,243,740
------------------------------------------------------------------------------------------------------------------
                                                                                                        28,770,012
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 0.9%
------------------------------------------------------------------------------------------------------------------------
       34,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ............................          3,201,780*
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,201,780
                                                                                                  ----------------
                 TOTAL PREFERRED SECURITIES
                 (Cost $259,928,096) ..........................................................        270,943,469
                                                                                                  ----------------
CORPORATE DEBT SECURITIES -- 23.0%
               FINANCIAL SERVICES -- 1.4%
------------------------------------------------------------------------------------------------------------------------
$   4,966,000  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** ............          4,848,057
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,848,057
                                                                                                  ----------------
               INSURANCE -- 3.9%
------------------------------------------------------------------------------------------------------------------------
       20,000  American Financial Group, Inc., 7.125% 02/03/34, Senior Note ...................            519,700
$     500,000  Liberty Mutual Group, 6.50% 03/15/35, 144A**** .................................            496,945

                                       8

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                     -----------------------------------------------------------


SHARES/$ PAR                                                                                            VALUE
------------                                                                                           -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
$   1,600,000  Liberty Mutual Insurance, 7.697% 10/15/97 144A**** .............................   $      1,725,208
$   3,700,000  OneAmerica Financial Partners, 7.00% 10/15/33, 144A**** ........................          4,276,590
$   7,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ........................          6,937,175
-----------------------------------------------------------------------------------------------------------------
                                                                                                        13,955,618
                                                                                                  ----------------
               OIL AND GAS -- 2.6%
---------------------------------------------------------------------------------------------------------------------
      356,200  Nexen, Inc., 7.35% Subordinated Notes ..........................................          9,376,965(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                         9,376,965
                                                                                                  ----------------
               UTILITIES -- 11.9%
---------------------------------------------------------------------------------------------------------------------
$   5,100,000  Constellation Energy Group, 7.60% 04/01/32, Senior Notes .......................          6,445,278
       27,200  Corp-Backed Trust Certificates, 7.875% 02/15/32, Series Duke Capital ...........            713,864
$   5,000,000  Duke Capital Corporation, 8.00% 10/01/19, Senior Notes .........................          6,201,975
$   3,000,000  Duquesne Light Holdings, 6.25% 08/15/35 ........................................          3,104,910
        5,000  Entergy Mississippi, Inc., 7.25%, 1st Mortgage .................................            129,425
$   4,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** .....          4,604,100
$   4,000,000  Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes .................          4,511,060
$   5,670,000  Oncor Electric Delivery Company, 7.25% 01/15/33, Secured .......................          7,058,214
$   2,500,000  PSEG Power LLC, 8.625% 04/15/31 ................................................          3,462,650
$   1,200,000  TXU Corporation, 6.50% 11/15/24, 144A**** ......................................          1,179,006
       18,000  Vectren Utility Holdings, 7.25% 10/15/31 .......................................            468,720
$   4,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ..............................          4,915,460
------------------------------------------------------------------------------------------------------------------
                                                                                                        42,794,662
                                                                                                  ----------------
               MISCELLANEOUS -- 3.2%
---------------------------------------------------------------------------------------------------------------------
       19,625  Ford Motor Company, 7.50% 06/10/43, Senior Notes ...............................            421,937
$   6,265,000  General Motors Corporation, 8.80% 03/01/21 .....................................          5,400,399
       42,300  Maytag Corporation, 7.875% 08/01/31 ............................................          1,079,073
$   3,550,000  Pulte Homes, Inc., 6.375% 05/15/33, Senior Notes ...............................          3,544,160
$     950,000  Verizon Maryland, 7.15% 05/01/23 ...............................................          1,046,796
------------------------------------------------------------------------------------------------------------------
                                                                                                        11,492,365
                                                                                                  ----------------
                 TOTAL CORPORATE DEBT SECURITIES
                 (Cost $79,047,746) ...........................................................         82,467,667
                                                                                                  ----------------


--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------


SHARES/$ PAR                                                                                            VALUE
------------                                                                                           -------
CONVERTIBLE SECURITY -- 0.2%
               INSURANCE -- 0.2%
---------------------------------------------------------------------------------------------------------------------
       36,000  XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 .........................   $        820,080(1)
------------------------------------------------------------------------------------------------------------------
               TOTAL CONVERTIBLE SECURITY
                 (Cost $910,368) ..............................................................            820,080
                                                                                                  ----------------
OPTION CONTRACTS -- 0.4%
          345  December Call Options on December U.S. Treasury Bond Futures,
                 Expiring 11/22/05 ............................................................            819,063+
        2,300  December Put Options on December U.S. Treasury Bond Futures,
                 Expiring 11/22/05 ............................................................            633,984+
------------------------------------------------------------------------------------------------------------------
                 TOTAL OPTION CONTRACTS
                 (Cost $2,685,288) ............................................................          1,453,047
                                                                                                  ----------------
MONEY MARKET FUND -- 0.3%
    1,038,976  BlackRock Provident Institutional, TempFund ....................................          1,038,976
------------------------------------------------------------------------------------------------------------------
                 TOTAL MONEY MARKET FUND
                 (Cost $1,038,976) ............................................................          1,038,976
                                                                                                  ----------------

 TOTAL INVESTMENTS (Cost $343,610,474***) ..........................................      99.5%        356,723,239
 OTHER ASSETS AND LIABILITIES (Net) ................................................       0.5%          1,772,074
                                                                                      --------    ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ....................     100.0%++ $    358,495,313
                                                                                      --------    ----------------
 AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .......................................       (128,500,000)
                                                                                                  ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ...................................................   $    229,995,313
                                                                                                  ================

-----------------------------
*      Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**     Securities distributing Qualified Dividend Income only.
***    Aggregate cost of securities held.
****   Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified  institutional  buyers.
(1)    Foreign Issuer
(2)    All or a portion of this security has been pledged as collateral  for written  option  positions.
+      Non-income producing.
++     The percentage shown for each investment  category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

        ABBREVIATIONS:
REIT -- Real Estate Investment Trust
PFD. -- Preferred Securities
PVT. -- Private Placement Securities

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                     -----------------------------------------------------------


OPEN OPTION CONTRACTS WRITTEN

CONTRACTS        CONTRACT DESCRIPTION                                                                    VALUE
--------------   --------------------                                                              ----------------
           170   December Call Options on December U.S. Treasury Bond Futures,
                   Expiring 11/22/05, Strike Price 112 ........................................    $     (1,057,187)
           175   December Call Options on December U.S. Treasury Bond Futures,
                   Expiring 11/22/05, Strike Price 114 ........................................            (784,766)
-------------------------------------------------------------------------------------------------------------------
                   TOTAL OPEN OPTION CONTRACTS WRITTEN (premiums received: $1,210,237) ........          (1,841,953)
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH AUGUST 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------

                                                                                                            VALUE
                                                                                                            --------
OPERATIONS:
     Net investment income ......................................................................   $     14,289,643
     Net realized loss on investments sold during the period ....................................           (952,881)
     Change in net unrealized appreciation of investments held during the period ................          2,668,705
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions ...........         (2,765,877)
                                                                                                    ----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................         13,239,590

DISTRIBUTIONS:
     Distributions paid from net investment income to Common Stock Shareholders(2) ..............        (13,586,124)
                                                                                                    ----------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...........................................        (13,586,124)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock Transactions ....................................................            536,884
                                                                                                    ----------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS ...........................................................            536,884


NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
                                                                                                    ----------------
         FOR THE PERIOD .........................................................................   $        190,350
                                                                                                    ================

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ........................................................................   $    229,804,963
     Net increase during period .................................................................            190,350
                                                                                                    ----------------
     End of period ..............................................................................   $    229,995,313
                                                                                                    ================

--------------------------------------------------------
(1) These tables  summarize  the nine months ended August 31, 2005 and should be read in conjunction  with the Fund's audited  financial  statements,  including footnotes,  in its Annual Report dated  November 30, 2004.
(2) Includes  income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
        FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH AUGUST 31, 2005 (UNAUDITED)
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                           -----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ........................................................     $       23.56
                                                                                                       -------------
INVESTMENT OPERATIONS:
     Net investment income .......................................................................              1.46
     Net realized and unrealized gain on investments .............................................              0.18
DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income ..................................................................             (0.28)
     From net realized capital gains .............................................................                --
                                                                                                       -------------
     Total from investment operations ............................................................              1.36
                                                                                                       -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ..................................................................             (1.39)
     From net realized capital gains .............................................................                --
                                                                                                       -------------
     Total distributions to Common Stock Shareholders ............................................             (1.39)
                                                                                                       -------------
     Net asset value, end of period ..............................................................     $       23.53
                                                                                                       =============
     Market value, end of period .................................................................     $       22.10
                                                                                                       =============
     Common shares outstanding, end of period ....................................................         9,776,333
                                                                                                       =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + .....................................................................              6.59%**
     Operating expenses ..........................................................................              1.47%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate .....................................................................                28%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ..........     $     358,495
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ..............................................................              0.95%**

(1) These tables  summarize  the nine months ended August 31, 2005 and should be read in conjunction  with the
    Fund's  audited  financial  statements,  including footnotes,  in its Annual  Report dated  November  30,  2004.
*   Auction  Market Preferred Stock.
**  Annualized.
*** Not annualized.
+   The net investment income ratio reflects income net of operating  expenses and payments  to  AMPS*  Shareholders.
++  Information   presented  under  heading Supplemental Data includes AMPS*.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)
-------------------------------------

                           TOTAL                                    DIVIDEND
                         DIVIDENDS    NET ASSET       NYSE        REINVESTMENT
                           PAID         VALUE     CLOSING PRICE     PRICE(1)
                        ----------    ---------   -------------   -------------
December 31, 2004 ....   $0.1625       $24.08         $24.80         $24.08
January 31, 2005 .....    0.1625        24.33          24.28          24.50
February 28, 2005 ....    0.1625        24.31          23.55          23.87
March 31, 2005 .......    0.1625        23.68          21.48          21.86
April 30, 2005 .......    0.1480        23.61          21.55          21.59
May 31, 2005 .........    0.1480        23.72          21.88          21.95
June 30, 2005 ........    0.1480        23.83          22.07          22.24
July 31, 2005 ........    0.1480        23.58          22.09          22.15
August 31, 2005 ......    0.1480        23.53          22.10          22.20
--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                       -----------------------------------------


1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

   At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $345,901,099, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $14,686,396 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,864,256.

DIRECTORS
   Donald F. Crumrine, CFA
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer and Secretary
   Peter C. Stimes, CFA
     Chief Compliance Officer and Vice President
   Chad C. Conwell
     Vice President and Asst. Compliance Officer
   Nicholas Dalmaso
     Vice President
   Bradford S. Stone
     Vice President and Asst. Treasurer
   Christopher D. Ryan, CFA
     Vice President
   Laurie Lodolo
     Asst. Compliance Officer,
     Asst. Treasurer and Asst. Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
CRUMRINE/CLAYMORE TOTAL RETURN FUND?
   o If your shares are held in a Brokerage
     Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY &
CRUMRINE/CLAYMORE TOTAL RETURN FUND
INCORPORATED FOR THEIR  INFORMATION.  IT IS NOT A
PROSPECTUS,  CIRCULAR OR REPRESENTATION INTENDED FOR
USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND
OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                               [GRAPHIC OMITTED]
                               LIGHTHOUSE GRAPHIC

                          FLAHERTY & CRUMRINE/CLAYMORE
                          ============================
                               TOTAL RETURN FUND

                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2005



                          web site: www.fcclaymore.com